Other liabilities (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Liabilties [Abstract]
Balances at the beginning of the year	$ 971,043	$ 1,173,346
Financial result	86,331	98,122
Concession fees	146,649	162,117
Payments	(146,277)	(325,454)
Payments in advance	0	(40,126)
Others	(2,652)	(84,075)
Translation differences and inflation adjustment	(147,140)	(12,887)
Balances at the end of the year	$ 907,954	$ 971,043